Related-Party Transactions (Detail Textuals)	1 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) Director shares	Sep. 30, 2014 USD ($) shares
Related Party Transaction [Line Items]
Loan from director		$ 826,561
CEO
Related Party Transaction [Line Items]
Non interest bearing advances			$ 783,707
Repayment of advances			395,257
Accrued compensation payments			$ 117,506
Director
Related Party Transaction [Line Items]
Loan from director	$ 1,000,000
Interest rate	24.00%		4.00%
Accrued interest	$ 128,219
Number of directors | Director			3
Aggregate payment to preferred stockholder			$ 650,000
Issuance of stockholder notes			$ 1,850,000
Percentage of increase in interest rate			6.00%
Director | Series A redeemable preferred stock
Related Party Transaction [Line Items]
Repurchase of shares | shares			1,250	1,250
Accrued dividends			$ 326,354	$ 326,354